Quarterly financial information (unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly financial information (unaudited)
Quarterly financial information (unaudited)

Note 10. Quarterly financial information (unaudited)

The following tables contain unaudited quarterly financial information for the three months ended March 31, 2020, for the three and six months ended June 30, 2020, and for the three and nine months ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact on net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

	As of March 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$231,843,054	$—	$231,843,054
Liabilities and stockholders’ equity
Total current liabilities	$390,929	$—	$390,929
Deferred underwriting commissions	6,300,000	—	6,300,000
Derivative warrant liabilities	—	11,624,170	11,624,170
Total liabilities	6,690,929	11,624,170	18,315,099
Class A common stock, $0.0001 par value; shares subject to possible redemption	220,152,120	(11,624,170)	208,527,950
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	98	117	215
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,046,721	731,633	5,778,354
Accumulated deficit	(47,389)	(731,750)	(779,139)
Total stockholders’ equity	5,000,005	—	5,000,005
Total liabilities and stockholders’ equity	$231,843,054	$—	$231,843,054

	For the Three Months Ended March 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(87,774)	$—	$(87,774)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(416,670)	(416,670)
Financing cost - derivative warrant liabilities	—	(315,080)	(315,080)
Interest earned on marketable securities held in Trust Account	42,685	—	42,685
Total other (expense) income	42,685	(731,750)	(689,065)
Net loss	$(45,089)	$(731,750)	$(776,839)

Basic and Diluted weighted-average Class A common stock	23,000,000		23,000,000
Basic and Diluted net loss per Class A common stock	$0.00		$0.00
Basic and Diluted weighted-average Class B common stock	5,750,000	(593,407)	5,156,593
Basic and Diluted net loss per Class B common stock	$(0.01)	$(0.14)	$(0.15)

	For the Three Months Ended March 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(45,089)	$(731,750)	$(776,839)
Change in fair value of derivative warrant liabilities	—	416,670	416,670
Fiancing Cost- derivative warrant liabilities	—	315,080	315,080
Initial value of Class A common stock subject to possible redemption	220,164,430	(11,207,500)	208,956,930
Change in fair value of Class A common stock subject to possible redemption	(12,310)	(416,670)	(428,980)

	As of June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$231,466,990	$—	$231,466,990
Liabilities and stockholders’ equity
Total current liabilities	$130,600	$—	$130,600
Deferred underwriting commissions	6,300,000	—	6,300,000
Derivative warrant liabilities	—	14,127,170	14,127,170
Total liabilities	6,430,600	14,127,170	20,557,770
Class A common stock, $0.0001 par value; shares subject to possible redemption	220,036,380	(14,127,170)	205,909,210
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	100	141	241
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,162,459	3,234,609	8,397,068
Accumulated deficit	(163,124)	(3,234,750)	(3,397,874)
Total stockholders’ equity	5,000,010	—	5,000,010
Total liabilities and stockholders’ equity	$231,466,990	$—	$231,466,990

	For the Three Months Ended June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(194,558)	$—	$(194,558)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(2,503,000)	(2,503,000)
Interest earned on marketable securities held in Trust Account	78,823	—	78,823
Total other (expense) income	78,823	(2,503,000)	(2,424,177)
Net loss	$(115,735)	$(2,503,000)	$(2,618,735)

Basic and Diluted weighted-average Class A common stock	23,000,000		23,000,000
Basic and Diluted net loss per Class A common stock	$0.00		$0.00
Basic and Diluted weighted-average Class B common stock	5,750,000		5,750,000
Basic and Diluted net loss per Class B common stock	$(0.03)	$(0.43)	$(0.46)

	For the Six Months Ended June 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(282,332)	$—	$(282,332)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(2,919,670)	(2,919,670)
Financing cost - derivative warrant liabilities	—	(315,080)	(315,080)
Interest earned on marketable securities held in Trust Account	121,508	—	121,508
Total other (expense) income	121,508	(3,234,750)	(3,113,242)
Net loss	$(160,824)	$(3,234,750)	$(3,395,574)

Basic and Diluted weighted-average Class A common shares outstanding	23,000,000	—	23,000,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,750,000	(296,703)	5,453,297
Basic and Diluted net loss per Class B share	$(0.04)	$(0.58)	$(0.62)

	For the Six Months Ended June 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(160,824)	$(3,234,750)	$(3,395,574)
Change in fair value of derivative warrant liabilities	—	2,919,670	2,919,670
Fiancing Cost- derivative warrant liabilities	—	315,080	315,080
Initial value of Class A common stock subject to possible redemption	220,164,430	(11,207,500)	208,956,930
Change in fair value of Class A common stock subject to possible redemption	(128,050)	(2,919,670)	(3,047,720)

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$231,395,659	$—	$231,395,659
Liabilities and stockholders’ equity
Total current liabilities	$196,929	$—	$196,929
Deferred underwriting commissions	6,300,000	—	6,300,000
Derivative warrant liabilities	—	16,406,170	16,406,170
Total liabilities	6,496,929	16,406,170	22,903,099
Class A common stock, $0.0001 par value; shares subject to possible redemption	219,898,720	(16,406,170)	203,492,550
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	101	164	265
Class B common stock - $0.0001 par value	575	—	575
Additional paid-in-capital	5,300,118	5,513,586	10,813,704
Accumulated deficit	(300,784)	(5,513,750)	(5,814,534)
Total stockholders’ equity	5,000,010	—	5,000,010
Total liabilities and stockholders’ equity	$231,395,659	$—	$231,395,659

	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(198,480)	$—	$(198,480)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(2,279,000)	(2,279,000)
Interest income from investments in Trust Account	73,393	—	73,393
Income tax expense	(12,573)	—	(12,573)
Total other (expense) income	60,820	(2,279,000)	(2,218,180)
Net loss	$(137,660)	$(2,279,000)	$(2,416,660)

Basic and Diluted weighted-average Class A common stock	23,000,000		23,000,000
Basic and Diluted net loss per Class A common stock	$0.00		$0.00
Basic and Diluted weighted-average Class B common stock	5,750,000		5,750,000
Basic and Diluted net loss per Class B common stock	$(0.02)	$(0.40)	$(0.42)

	For the Nine Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated

Unaudited Condensed Statement of Operations
Loss from operations	$(480,812)	$—	$(480,812)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(5,198,670)	(5,198,670)
Financing cost - derivative warrant liabilities	—	(315,080)	(315,080)
Interest income from investments in Trust Account	194,901	—	194,901
Income tax expense	(12,573)	—	(12,573)
Total other (expense) income	182,328	(5,513,750)	(5,331,422)
Net loss	$(298,484)	$(5,513,750)	$(5,812,234)

Basic and Diluted weighted-average Class A common shares outstanding	23,000,000	—	23,000,000
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,750,000	(197,080)	5,552,920
Basic and Diluted net loss per Class B share	$(0.05)	$(1.00)	$(1.05)

	For the Nine Months Ended September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(298,484)	$(5,513,750)	$(5,812,234)
Change in fair value of derivative warrant liabilities	—	5,198,670	5,198,670
Fiancing Cost- derivative warrant liabilities	—	315,080	315,080
Initial value of Class A common stock subject to possible redemption	220,164,430	(11,207,500)	208,956,930
Change in fair value of Class A common stock subject to possible redemption	(265,710)	(5,198,670)	(5,464,380)